Document and Entity Information	0 Months Ended
Jan. 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jan. 14, 2014
Registrant Name	BOSTON TRUST & WALDEN FUNDS
Central Index Key	0000882748
Amendment Flag	false
Document Creation Date	Jan. 14, 2014
Document Effective Date	Jan. 14, 2014
Prospectus Date	Aug. 01, 2013
BOSTON TRUST ASSET MANAGEMENT FUND | BOSTON TRUST ASSET MANAGEMENT FUND
Risk/Return:
Trading Symbol	BTBFX
WALDEN ASSET MANAGEMENT FUND | WALDEN ASSET MANAGEMENT FUND
Risk/Return:
Trading Symbol	WSBFX